Leases	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2019
Leases
Leases

Note 5: Leases

As the lessee, we currently  lease real estate space, automobiles, and certain equipment under non-cancelable operating lease agreements. Some of the leases include  options to extend the leases for up to an additional 10 years. We do not include any of our renewal options in our lease terms for calculating  our lease liability as the renewal options allow us to maintain operational flexibility, and we are not reasonably certain we will exercise these renewal options at this time.

We determine if an arrangement is a lease at inception.  Operating  leases are included  in Operating lease right-of-use assets, Current portion of operating lease liabilities, and Operating lease liabilities on our interim condensed consolidated  balance sheets. The Company  assesses its ROU  asset and other lease-related  assets for impairment consistent with other long-lived assets. As of June 30, 2019, we did not record impairment related to these assets.

Operating lease ROU assets and operating  lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of our leases do not provide an implicit rate, we use our incremental borrowing  rate based on the information available at commencement date in determining the present value of future payments. As such, the Company used judgment to determine an appropriate incremental borrowing rate. The operating lease ROU  asset also includes  any lease payments made and excludes lease incentives and initial direct costs incurred.  Our variable lease payments consist of non-lease services related to the lease and lease payments that are based on annual changes to an index. Variable lease payments are excluded from the ROU  assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred.  Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components, which  are accounted as a single lease component. Additionally, for certain equipment leases, we apply a portfolio approach to effectively  account for the operating lease ROU  assets and liabilities.

As of June 30, 2019, we have additional operating leases, primarily for real estate, that have not yet commenced of $1,713. These operating leases will commence between fiscal year 2019 and fiscal year 2020 with lease terms of one year to six years.

Three Months
Ended June 30,
2019
Lease cost
Operating lease cost	$7,080
Short-term lease cost	30
Variable lease cost	504
Total lease cost	$7,614

Six Months
Ended June 30,
2019
Lease cost
Operating lease cost	$14,302
Short-term lease cost	30
Variable lease cost	1,161
Total lease cost	$15,493

Six Months
Ended June 30,
2019
Other information
Cash Paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$13,654

Weighted-average remaining lease term - operating leases	6
Weighed-average discount rate - operating leases	5.8%

The future aggregate minimum lease payments  as of June 30, 2019 under all non-cancelable operating leases for the years noted are as follows:

Year ending December 31,
2019 (excluding the six months ended June 30, 2019)	$13,789
2020	21,510
2021	17,788
2022	15,198
2023	13,786
Thereafter	36,054
Total operating lease payments	118,125
Less imputed interest	(20,974)
Total	$97,151

In connection with certain leases, the Company  guarantees the restoration  of the leased property to a specified condition after completion of the lease period. As of June 30, 2019 and December 31, 2018, the liability of $4,155 and $4,100, respectively, associated with these restorations is recorded within Other non-current liabilities. Disclosures related to periods prior to adoption of Topic 842

As discussed above, the Company adopted Topic 842 effective  January 1, 2019 using a modified retrospective approach. For comparability  purposes, and as required, the following disclosure is provided for periods prior to adoption. The Company’s total future minimum annual rental payments in effect at December 31, 2018 for noncancelable operating leases, which  were accounted for under the previous leasing standard, Accounting  Standards Codification 840, were as follows:

Year ending December 31,
2019	$22,140
2020	19,531
2021	17,240
2022	15,333
2023	14,944
Thereafter	40,367
Total operating lease commitments	$129,555

Note 5: Leases

As the lessee, we currently  lease real estate space, automobiles, and certain equipment under non-cancelable operating lease agreements. Some of the leases include  options to extend the leases for up to an additional 10 years. We do not include any of our renewal options in our lease terms for calculating  our lease liability as the renewal options allow us to maintain operational flexibility, and we are not reasonably certain we will exercise these renewal options at this time.

We determine if an arrangement is a lease at inception.  Operating  leases are included  in Operating lease right-of-use assets, Current portion of operating lease liabilities, and Operating lease liabilities on our interim condensed consolidated  balance sheets. The Company  assesses its ROU  asset and other lease-related  assets for impairment consistent with other long-lived assets. As of September 30, 2019, we did not record impairment related to these assets.

Operating lease ROU assets and operating  lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of our leases do not provide an implicit rate, we use our incremental borrowing  rate based on the information available at commencement date in determining the present value of future payments. As such, the Company used judgment to determine an appropriate incremental borrowing rate. The operating lease ROU  asset also includes  any lease payments made and excludes lease incentives and initial direct costs incurred.  Our variable lease payments consist of non-lease services related to the lease and lease payments that are based on annual changes to an index. Variable lease payments are excluded from the ROU  assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred.  Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components, which  are accounted as a single lease component. Additionally, for certain equipment leases, we apply a portfolio approach to effectively  account for the operating lease ROU  assets and liabilities.

As of September 30, 2019, we have additional operating leases, primarily for real estate, that have not yet commenced of $5,840. These operating leases will commence between fiscal year 2019 and fiscal year 2020 with lease terms of one year to six years.

Three Months
Ended September 30,
2019
Lease cost
Operating lease cost	$6,755
Short-term lease cost	57
Variable lease cost	539
Total lease cost	$7,351

Nine Months
Ended September 30,
2019
Lease cost
Operating lease cost	$21,057
Short-term lease cost	87
Variable lease cost	1,700
Total lease cost	$22,844

Nine Months
Ended September 30,
2019
Other information
Cash Paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$18,491

Weighted-average remaining lease term - operating leases	6
Weighted-average discount rate - operating leases	5.8%

The future aggregate minimum lease payments  as of September 30, 2019 under all non-cancelable operating leases for the years noted are as follows:

Year ending December 31,
2019 (excluding the nine months ended September 30, 2019)	$6,912
2020	22,098
2021	18,041
2022	15,593
2023	14,099
2024 & Thereafter	35,824
Total operating lease payments	112,567
Less imputed interest	(18,917)
Total	$93,650

In connection with certain leases, the Company  guarantees the restoration  of the leased property to a specified condition after completion of the lease period. As of September 30, 2019 and December 31, 2018, the liability of $4,097 and $4,100, respectively, associated with these restorations is recorded within Other non-current liabilities. Disclosures related to periods prior to adoption of Topic 842

As discussed above, the Company adopted Topic 842 effective  January 1, 2019 using a modified retrospective approach. For comparability  purposes, and as required, the following disclosure is provided for periods prior to adoption. The Company’s total future minimum annual rental payments in effect at December 31, 2018 for noncancelable operating leases, which  were accounted for under the previous leasing standard, Accounting  Standards Codification 840, were as follows:

Year ending December 31,
2019	$22,140
2020	19,531
2021	17,240
2022	15,333
2023	14,944
Thereafter	40,367
Total operating lease commitments	$129,555